Note 11. Long Term Debt	9 Months Ended
Sep. 30, 2013
Debt Disclosure [Abstract]
Long Term Debt

On August 22, 2013, in connection with and to partially fund the Acquisition and simultaneously with the Acquisition of PIR as discussed in Note 3, the Company entered into a Securities Purchase Agreement   (the “8% Note Purchase Agreement”) relating to the sale of $2,500,000 aggregate principal amount of the Company’s 8% convertible secured promissory note (“8% Note”) with Red Oak Partners LP (“Red Oak”). The 8% Note will pay interest on each of March 31, June 30, September 30 and December 31, beginning on September 30, 2013, at a rate of 8% per year. The 8% Note will mature on August 22, 2015. If event of default occurs pursuant to the terms of the 8% Note, the interest rate immediately increases to 18%.  The 8% Note is secured by all of the assets of the Company and is subordinated to the Company’s obligations to its primary financial institution.

Beginning immediately upon the date of issuance, Red Oak or its assignees may convert the 8% Note into shares of the Company’s common stock at a conversion price of $3.99 per share.  The conversion price will be adjusted for certain events, such as stock dividends and stock splits.  On the date the Company entered into the 8% Note Purchase Agreement, the Company’s stock price was $8.20 per share, and therefore the Company assigned a value of $2,500,000 to the common stock conversion feature and recorded this as debt discount and additional paid in capital.  This instrument also created a deferred tax liability of $1,000,000 that reduced the value recorded as additional paid in capital, and therefore the net amount recorded to stockholders’ equity was $1,500,000.  The debt discount of $2,500,000 will be amortized over the two-year life of the loan as non-cash interest expense.

Additionally, as part of the 8% Note Purchase Agreement, the Company granted Red Oak certain registration rights.  Specifically, the Company has agreed, within six months following the closing of the purchase and sale of the 8% Note (“Closing Date”), to file with the Securities and Exchange Commission (“SEC”) a registration statement covering the resale of the shares issuable upon conversion of the 8% Note. The Company agreed to use its best efforts to have the registration statement declared effective by the SEC no later than eight months following the Closing Date.  If the Company fails to satisfy the filing deadline or the effectiveness deadline, the Company will pay to Red Oak or its assigns an amount of cash equal to 0.75% of the amount paid for such holder’s 8% Note on (i) the date of the filing failure and on every thirtieth day thereafter until the filing failure is cured and (ii) the date of the effectiveness failure and on every thirtieth day thereafter until the effectiveness failure is cured.  Furthermore, in connection with the 8% Note Purchase Agreement, a partner of Red Oak was appointed to the Company’s Board of Directors.

During the three and nine-month periods ended September 30, 2013, the Company recorded non-cash interest expense of $134,408 and cash interest expense of $21,739 related to the 8% Note.